Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Revenues	$ 8,201	$ 8,686	$ 8,031
Costs and expenses:
Operating and maintenance expenses	1,468	1,507	1,576
Depreciation and amortization expenses	1,714	1,725	1,736
Selling, general, and administrative expenses	558	569	594
Impairment of certain assets (Note 18)	464	1,915	1,248
Gain on sale of certain assets and businesses (Note 3)	2	(692)	(1,095)
Regulatory Charges resulting From Tax Reform (Note 1)	0	(17)	674
Other (income) expense – net	8	67	71
Total costs and expenses	6,280	7,918	7,104
Operating income (loss)	1,921	768	927
Equity earnings (losses)	375	396	434
Other investing income (loss) – net	(79)	187	282
Interest incurred	(1,218)	(1,160)	(1,116)
Interest capitalized	32	48	33
Other income (expense) – net	33	92	(25)
Income (loss) from continuing operations before income taxes	1,064	331	535
Provision (benefit) for income taxes	335	138	(1,974)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	729	193	2,509
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(15)	0	0
Net income (loss)	714	193	2,509
Less: Net income (loss) attributable to noncontrolling interests	(136)	348	335
Amounts attributable to The Williams Companies, Inc. available to common stockholders:
Net income (loss) attributable to The Williams Companies, Inc.	850	(155)	2,174
Preferred stock dividends (Note 16)	3	1	0
Net income (loss) available to common stockholders	847	(156)	2,174
Income (loss) from continuing operations available to common stockholders	$ 862	$ (156)	$ 2,174
Basic earnings (loss) per common share:
Net income (loss)	$ 0.70	$ (0.16)	$ 2.63
Basic	0.71	(0.16)	2.63
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	$ (0.01)	$ 0	$ 0
Weighted-average shares (thousands)	1,212,037	973,626	826,177
Diluted earnings (loss) per common share:
Net income (loss)	$ 0.70	$ (0.16)	$ 2.62
Diluted	0.71	(0.16)	2.62
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	$ (0.01)	$ 0	$ 0
Weighted-average shares (thousands)	1,214,011	973,626	828,518
Service [Member]
Revenues:
Revenues	$ 5,933	$ 5,502	$ 5,312
NonRegulated Service Commodity Consideration [Member]
Revenues:
Revenues	203	400	0
Product [Member]
Revenues:
Revenues	2,065	2,784	2,719
Oil and Gas, Purchased [Member]
Costs and expenses:
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	1,961	2,707	2,300
Natural Gas Purchased For Shrink [Member]
Costs and expenses:
Cost of Goods and Service, Excluding Depreciation, Depletion, and Amortization	$ 105	137	$ 0
Other Nonoperating Income (Expense) [Member]
Costs and expenses:
Regulatory Charges resulting From Tax Reform (Note 1)		$ (17)